RESTRICTED INVESTMENTS AND BOND COLLATERAL - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2013 Available-for-sale Securities [Member]	Dec. 31, 2012 Available-for-sale Securities [Member]	Dec. 31, 2011 Available-for-sale Securities [Member]	Dec. 31, 2013 Absaloka Mine	Dec. 31, 2013 Rosebud Mine
Schedule of Available-for-sale Securities [Line Items]
Gain on sale of available-for-sale securities held as restricted investments and bond collateral				$ 100,000	$ 100,000	$ 100,000
Reclamation Bond Collateral Released From Restriction							3,000,000	9,400,000
Number of months required funding in debt service reserve account	6 months
Letter of credit released from restriction	$ 5,998,000	$ 16,900,000	$ 0